CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical)			12 Months Ended
	Nov. 01, 2017 shares	Sep. 18, 2017 USD ($)	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 CNY (¥) shares	Nov. 30, 2018 USD ($)
Cash distributions | $		$ 87,000,000
Share repurchase program, authorized amount | $						$ 30,000,000
Repurchase of ordinary share			¥ 48,047,000	$ 6,901,000	¥ 21,367,000
Share Repurchase Plan [Member]
Repurchase of ordinary shares			2,317,482	2,317,482	825,174
American Depository Shares [Member]
Repurchase of ordinary shares, not settled | ¥					¥ 2,093,000
American Depository Shares [Member] | Share Repurchase Plan [Member]
Repurchase of ordinary shares			1,158,741	1,158,741	412,587
Repurchase of ordinary share			¥ 69,413,000	$ 10,037,000	¥ 23,460,000
Edge Franchising Co Limited Edge Franchising [Member]
Issuance of ordinary shares for business acquisition	216,021
Noncontrolling Interest, Ownership Percentage by Parent	100.00%		100.00%	100.00%